Group Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Group Accounting Policies
Basis of accounting and preparation of financial information

Basis of accounting and preparation of financial information

The Consolidated Financial Statements have been prepared under the historical cost convention, modified to include revaluation to fair value of certain financial instruments as described below, in accordance with the Companies Act 2006 and International Financial Reporting Standards (IFRSs) as adopted by the EU (adopted IFRSs) in response to the IAS regulation (EC 1606/2002). The Consolidated Financial Statements also comply fully with IFRSs as issued by the International Accounting Standards Board (IASB).

During the year, the Group has adopted the amendments to IAS 12 Recognition of Deferred Tax Assets for Unrealised Losses and the amendments to IAS 7 Disclosure Initiative. In 2017, the Group also early adopted the revised IFRS 9 ‘Financial Instruments’ treatment of impact of changes in the Group’s own credit risk on the measurement of liabilities held at fair value. The adoptions have not had a significant impact on the Group’s profit for the period, net assets or cash flows.

In addition to the above standard amendments and new adoptions, the Group has revised the Statement of Financial Position presentation for the following items:

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With effect from 1 January 2017, the Group has revised the Statement of Financial Position presentation of Deferred tax for one Group entity. This presentation change has resulted in the Group showing gross, rather than net, Deferred tax assets and Deferred tax liabilities of the individual entity. The revised presentation has no impact on net Deferred tax, the Group’s Net assets, the Statement of Cash Flows or the Statement of Comprehensive Income. The change has been made as the Group entity has transactions that are subject to tax by two different taxation authorities and has the effect of separately disclosing the deferred tax effects for each country. The Group has assessed this presentational change as not material for revision under IAS 8 ‘Accounting Polices, Changes in Accounting Estimates and Errors’ as the Group has concluded that the user of the accounts would not be adversely impacted and, therefore, the comparative Statement of Financial Position has not been revised for this presentational change. If the 31 December 2016 and 31 December 2015 balances were presented in a comparable way, the Deferred tax assets would have been $2,093m and $1,872m, respectively and the Deferred tax liabilities would have been $4,947m and $3,243m, respectively.

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As detailed in Note 26 to the Financial Statements, the Group has entered into financial derivative transactions with commercial banks. The Group has agreements with some bank counterparties whereby the parties agree to post cash collateral, for the benefit of the other, equivalent to the market valuation of the derivative positions above a predetermined threshold. With effect from the 1 January 2017, the Group has revised the Statement of Financial Position presentation of these collateral balances, so that the cash collateral is included in Cash and cash equivalents, with an offsetting liability presented in current Interest-bearing loans and borrowings and the movement presented in movement in short-term borrowings in the Statement of Cash Flows. This revision has no impact on the Group’s Net assets, or the Statement of Comprehensive Income. The Group has assessed this presentational change as not material for revision under IAS 8 as the Group has concluded that the user of the accounts would not be adversely impacted and, therefore, the comparative Statement of Financial Position has not been revised for this presentational change. If the 31 December 2016 and 31 December 2015 balances were presented in a comparable way the Cash and cash equivalents balance would have been $5,260m and $6,691m, respectively. Current Interest-bearing loans and borrowings would have been $2,629m and $1,367m, respectively, and current investments would have been $964m and $613m, respectively.

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Following clarification by the IASB Interpretations Committee in September 2017, the Group has revised its presentation of interest on tax positions. Interest income and expense, which was previously presented in the tax charge in the Statement of Comprehensive Income, is now presented in Finance income and expense and corresponding assets and liabilities, which were previously presented as Income tax receivables and payables in the Statement of Financial Position, are now presented in Trade and other receivables and Trade and other payables. This revision has no impact on the Group’s Net assets and cash flows or retained profit. The Group has assessed this presentational change as not material for revision under IAS 8 as the Group has concluded that the user of the accounts would not be adversely impacted and, therefore, the comparative Statement of Comprehensive Income and Statement of Financial Position have not been revised for this presentational change. If the 31 December 2016 and 31 December 2015 balances were presented in a comparable way, Finance income and expense would have been $1,239m and $1,001m, respectively, Tax (credit)/charge would have been $224m and $271m, respectively, Income tax payables would have been $1,287m and $1,291m, respectively and Trade and other payables would have been $10,579m and $11,855m, respectively.

The Company has elected to prepare the Company Financial Statements in accordance with UK Accounting Standards, including FRS 101 ‘Reduced Disclosure Framework’. These are presented on pages 194 to 198 and the Accounting Policies in respect of Company information is set out on page 196.

The Consolidated Financial Statements are presented in US dollars, which is the Company’s functional currency.

In preparing their individual financial statements, the accounting policies of some overseas subsidiaries do not conform with IASB issued IFRSs. Therefore, where appropriate, adjustments are made in order to present the Consolidated Financial Statements on a consistent basis.

Basis for preparation of Financial Statements on a going concern basis

Basis for preparation of Financial Statements on a going concern basis

The Group has considerable financial resources available. As at 31 December 2017, the Group has $4.1bn in financial resources (cash balances of $3.3bn and undrawn committed bank facilities of $3.0bn that are available until April 2022, with only $2.2bn of debt due within one year). The Group’s revenues are largely derived from sales of products which are covered by patents which provide a relatively high level of resilience and predictability to cash inflows, although our revenue is expected to continue to be significantly impacted by the expiry of patents over the medium term. In addition, government price interventions in response to budgetary constraints are expected to continue to adversely affect revenues in many of our mature markets. However, we anticipate new revenue streams from both recently launched medicines and products in development, and the Group has a wide diversity of customers and suppliers across different geographic areas. Consequently, the Directors believe that, overall, the Group is well placed to manage its business risks successfully. Accordingly, they continue to adopt the going concern basis in preparing the Annual Report and Financial Statements.

Estimates and judgements

Estimates and judgements

The preparation of the Financial Statements in conformity with generally accepted accounting principles requires management to make estimates and judgements that affect the reported amounts of assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Judgements include matters such as the determination of operating segments while estimates focus on areas such as carrying values, estimated useful lives, potential obligations and contingent consideration.

AstraZeneca’s management considers the following to be the most important accounting policies in the context of the Group’s operations.

The accounting policy descriptions set out the areas where judgements and estimates need exercising, the most significant of which are revenue recognition, research and development (including impairment reviews of associated intangible assets), business combinations and goodwill (and contingent consideration arising from business combinations), litigation and environmental liabilities, employee benefits and taxation. Financial risk management policies are detailed in Note 26.

Revenue

Revenue

Revenues comprise Product Sales and Externalisation Revenue.

Revenues exclude inter-company revenues and value-added taxes.

Product Sales

Product Sales represent net invoice value less estimated rebates, returns and chargebacks. Sales are recognised when the significant risks and rewards of ownership have been transferred to a third party. This is usually when title passes to the customer, either on shipment or on receipt of goods by the customer, depending on local trading terms. In markets where returns are significant, estimates of returns are accounted for at the point revenue is recognised.

For the markets where returns are significant, we estimate the quantity and value of goods which may ultimately be returned at the point of sale. Our returns accruals are based on actual experience over the preceding 12 months for established products together with market-related information such as estimated stock levels at wholesalers and competitor activity which we receive via third party information services. For newly launched products, we use rates based on our experience with similar products or a predetermined percentage.

When a product faces generic competition, particular attention is given to the possible levels of returns and, in cases where the circumstances are such that the level of returns (and hence revenue) cannot be measured reliably, revenues are only recognised when the right of return expires, which is generally on ultimate prescription of the product to patients.

Under certain collaboration agreements which include a profit sharing mechanism, our recognition of Product Sales depends on which party acts as principal in sales to the end customer. In the cases where AstraZeneca acts as principal, we record 100% of sales to the end customer.

Externalisation Revenue

Externalisation Revenue includes income from collaborative arrangements on the Group’s products where the Group has sold certain rights associated with those products, but retains a significant ongoing economic interest, through for example the ongoing supply of finished goods or participation in profit share arrangements.

These agreements may include development arrangements, commercialisation arrangements and collaborations. Income may take the form of upfront fees, milestones, profit sharing and/or sales royalties. Generally, upfront fees are recognised upon transfer of the respective licence or other similar rights granted under the agreements. Where the Group provides ongoing services, revenue in respect of this element will be recognised over the duration of those services. Milestones and sales royalties are recognised when highly probable and the amount can be reliably estimated.

Where externalisation revenue is recorded and there is a related intangible asset, an appropriate amount of that intangible asset is charged to cost of sales based on an allocation of cost or value to the rights that have been sold.

Cost of sales

Cost of sales

Cost of sales are recognised as the associated revenue is recognised. Cost of sales include manufacturing costs, royalties payable on revenues recognised, movements in provisions for inventories and inventory write offs. Cost of sales also includes partner profit shares arising from collaborations, and foreign exchange gains and losses arising from business trading activities.

Research and development

Research and development

Research expenditure is recognised in profit in the year in which it is incurred.

Internal development expenditure is capitalised only if it meets the recognition criteria of IAS 38 ‘Intangible Assets’. Where regulatory and other uncertainties are such that the criteria are not met, the expenditure is recognised in profit and this is almost invariably the case prior to approval of the drug by the relevant regulatory authority. Where, however, recognition criteria are met, intangible assets are capitalised and amortised on a straight-line basis over their useful economic lives from product launch. At 31 December 2017, no amounts have met recognition criteria.

Payments to in-license products and compounds from third parties for new research and development projects (in process research and development) generally take the form of upfront payments, milestones and royalty payments. Where payments made to third parties represent future research and development activities, an evaluation is made as to the nature of the payments. Such payments are expensed if they represent compensation for sub-contracted research and development services not resulting in a transfer of intellectual property. By contrast, payments are capitalised if they represent compensation for the transfer of identifiable intellectual property developed at the risk of the third party. Development milestone payments relating to identifiable intellectual property are capitalised as the milestone is triggered. Any upfront or milestone payments for research activities where there is no associated identifiable intellectual property are expensed. Assets capitalised are amortised, on a straight-line basis, over their useful economic lives from product launch.

Intangible assets relating to products in development are subject to impairment testing annually. All intangible assets are tested for impairment when there are indications that the carrying value may not be recoverable. Any impairment losses are recognised immediately in profit. Intangible assets relating to products which fail during development (or for which development ceases for other reasons) are also tested for impairment and are written down to their recoverable amount (which is usually nil).

If, subsequent to an impairment loss being recognised, development restarts or other facts and circumstances change indicating that the impairment is less or no longer exists, the value of the asset is re-estimated and its carrying value is increased to the recoverable amount, but not exceeding the original value, by recognising an impairment reversal in profit.

Business combinations and goodwill

Business combinations and goodwill

On the acquisition of a business, fair values are attributed to the identifiable assets and liabilities and contingent liabilities unless the fair value cannot be measured reliably, in which case the value is subsumed into goodwill. Where the Group fully acquires, through a business combination, assets that were previously held in joint operations, the Group has elected not to uplift the book value of the existing interest in the asset held in the joint operation to fair value at the date full control is taken. Where fair values of acquired contingent liabilities cannot be measured reliably, the assumed contingent liability is not recognised but is disclosed in the same manner as other contingent liabilities.

Where not all of the equity of a subsidiary is acquired, the non-controlling interest is recognised either at fair value or at the non-controlling interest’s proportionate share of the net assets of the subsidiary, on a case-by-case basis. Put options over non-controlling interests are recognised as a financial liability, with a corresponding entry in either retained earnings or against non-controlling interest reserves on a case-by-case basis.

Future contingent elements of consideration, which may include development and launch milestones, revenue threshold milestones and revenue-based royalties, are fair valued at the date of acquisition using decision-tree analysis with key inputs including probability of success, consideration of potential delays and revenue projections based on the Group’s internal forecasts. Unsettled amounts of consideration are held at fair value within payables with changes in fair value recognised immediately in profit.

Goodwill is the difference between the fair value of the consideration and the fair value of net assets acquired.

Goodwill arising on acquisitions is capitalised and subject to an impairment review, both annually and when there is an indication that the carrying value may not be recoverable.

The Group’s policy up to and including 1997 was to eliminate goodwill arising upon acquisitions against reserves. Under IFRS 1 ‘First-time Adoption of International Financial Reporting Standards’ and IFRS 3 ‘Business Combinations’, such goodwill will remain eliminated against reserves.

Joint arrangements and associates

Joint arrangements and associates

The Group has arrangements over which it has joint control and which qualify as joint operations or joint ventures under IFRS 11 ‘Joint Arrangements’. For joint operations, the Group recognises its share of revenue that it earns from the joint operations and its share of expenses incurred. The Group also recognises the assets associated with the joint operations that it controls and the liabilities it incurs under the joint arrangement. For joint ventures and associates, the Group recognises its interest in the joint venture or associate as an investment and uses the equity method of accounting.

Employee benefits

Employee benefits

The Group accounts for pensions and other employee benefits (principally healthcare) under IAS 19 ‘Employee Benefits’. In respect of defined benefit plans, obligations are measured at discounted present value while plan assets are measured at fair value. The operating and financing costs of such plans are recognised separately in profit; current service costs are spread systematically over the lives of employees and financing costs are recognised in full in the periods in which they arise. Remeasurements of the net defined benefit pension liability, including actuarial gains and losses, are recognised immediately in other comprehensive income.

Where the calculation results in a surplus to the Group, the recognised asset is limited to the present value of any available future refunds from the plan or reductions in future contributions to the plan. Payments to defined contribution plans are recognised in profit as they fall due.

Taxation

Taxation

The current tax payable is based on taxable profit for the year. Taxable profit differs from reported profit because taxable profit excludes items that are either never taxable or tax deductible or items that are taxable or tax deductible in a different period. The Group’s current tax assets and liabilities are calculated using tax rates that have been enacted or substantively enacted by the reporting date.

Deferred tax is provided using the balance sheet liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the asset can be utilised. This requires judgements to be made in respect of the availability of future taxable income.

No deferred tax asset or liability is recognised in respect of temporary differences associated with investments in subsidiaries and branches where the Group is able to control the timing of reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.

The Group’s deferred tax assets and liabilities are calculated using tax rates that are expected to apply in the period when the liability is settled or the asset realised based on tax rates that have been enacted or substantively enacted by the reporting date.

Accruals for tax contingencies require management to make judgements and estimates of exposures in relation to tax audit issues. Tax benefits are not recognised unless the tax positions will probably be sustained based upon management's interpretation of applicable laws and regulations and the likelihood of settlement.

Once considered to be probable, management reviews each material tax benefit to assess whether a provision should be taken against full recognition of the benefit on the basis of potential settlement through negotiation and/or litigation. Accruals for tax contingencies are measured using the single best estimate of likely outcome approach.

Further details of the estimates and assumptions made in determining our recorded liability for transfer pricing contingencies and other tax contingencies are included in Note 28 to the Financial Statements.

Share-based payments

Share-based payments

All plans are assessed and have been classified as equity settled. The grant date fair value of employee share plan awards is calculated using a modified version of the binomial model. In accordance with IFRS 2 ‘Share‑based Payment’, the resulting cost is recognised in profit over the vesting period of the awards, being the period in which the services are received. The value of the charge is adjusted to reflect expected and actual levels of awards vesting, except where the failure to vest is as a result of not meeting a market condition. Cancellations of equity instruments are treated as an acceleration of the vesting period and any outstanding charge is recognised in profit immediately.

Property, plant and equipment

Property, plant and equipment

The Group’s policy is to write off the difference between the cost of each item of property, plant and equipment and its residual value over its estimated useful life on a straight-line basis. Assets under construction are not depreciated.

Reviews are made annually of the estimated remaining lives and residual values of individual productive assets, taking account of commercial and technological obsolescence as well as normal wear and tear. It is impractical to calculate average asset lives exactly. However, the total lives range from approximately 10 to 50 years for buildings, and three to 15 years for plant and equipment. All items of property, plant and equipment are tested for impairment when there are indications that the carrying value may not be recoverable. Any impairment losses are recognised immediately in profit.

Borrowing costs

Borrowing costs

The Group has no borrowing costs with respect to the acquisition or construction of qualifying assets. All other borrowing costs are recognised in profit as incurred and in accordance with the effective interest rate method.

Leases

Leases

Leases are classified as finance leases if they transfer substantially all the risks and rewards incidental to ownership, otherwise they are classified as operating leases. Assets and liabilities arising on finance leases are initially recognised at fair value or, if lower, the present value of the minimum lease payments. The discount rate used in calculating the present value of the minimum lease payments is the interest rate implicit in the lease. Finance charges under finance leases are allocated to each reporting period so as to produce a constant periodic rate of interest on the remaining balance of the finance liability. Rentals under operating leases are charged to profit on a straight-line basis.

Subsidiaries

Subsidiaries

A subsidiary is an entity controlled, directly or indirectly, by AstraZeneca PLC. Control is regarded as the exposure or rights to the variable returns of the entity when combined with the power to affect those returns.

The financial results of subsidiaries are consolidated from the date control is obtained until the date that control ceases.

Inventories

Inventories

Inventories are stated at the lower of cost and net realisable value. The first in, first out or an average method of valuation is used. For finished goods and work in progress, cost includes directly attributable costs and certain overhead expenses (including depreciation). Selling expenses and certain other overhead expenses (principally central administration costs) are excluded. Net realisable value is determined as estimated selling price less all estimated costs of completion and costs to be incurred in selling and distribution.

Write-downs of inventory occur in the general course of business and are recognised in cost of sales.

Trade and other receivables

Trade and other receivables

Financial assets included in Trade and other receivables are recognised initially at fair value. Subsequent to initial recognition they are measured at amortised cost using the effective interest rate method, less any impairment losses. Trade receivables that are subject to debt factoring arrangements are derecognised if they meet the conditions for derecognition detailed in IAS 39 ‘Financial Instruments: Recognition and Measurement’.

Trade and other payables

Trade and other payables

Financial liabilities included in Trade and other payables are recognised initially at fair value. Subsequent to initial recognition they are measured at amortised cost using the effective interest rate method.

Financial instruments

Financial instruments

The Group’s financial instruments include interests in leases, trade and other receivables and payables, liabilities for contingent consideration and put options under business combinations, and rights and obligations under employee benefit plans which are dealt with in specific accounting policies.

The Group’s other financial instruments include:

>	cash and cash equivalents
>	fixed deposits
>	other investments
>	bank and other borrowings
>	derivatives

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash in hand, current balances with banks and similar institutions, and highly liquid investments with maturities of three months or less when acquired. They are readily convertible into known amounts of cash and are held at amortised cost.

Fixed deposits

Fixed deposits

Fixed deposits, principally comprising funds held with banks and other financial institutions, are initially measured at fair value, plus direct transaction costs, and are subsequently measured at amortised cost using the effective interest rate method at each reporting date. Changes in carrying value are recognised in profit.

Other investments

Other investments

Where investments have been classified as held for trading, they are measured initially at fair value and subsequently remeasured to fair value at each reporting date. Changes in fair value are recognised in profit.

In all other circumstances, the investments are classified as ‘available for sale’, initially measured at fair value (including direct transaction costs) and subsequently remeasured to fair value at each reporting date. Changes in carrying value due to changes in exchange rates on monetary available for sale investments or impairments are recognised in profit within Other operating income and expense. All other changes in fair value are recognised in Other comprehensive income.

Impairments are recorded in profit when there is a decline in the value of an investment that is deemed to be other than temporary. On disposal of the investment, the cumulative amount recognised in Other comprehensive income is recognised in profit as part of the gain or loss on disposal.

Bank and other borrowings

Bank and other borrowings

The Group uses derivatives, principally interest rate swaps, to hedge the interest rate exposure inherent in a portion of its fixed interest rate debt. In such cases the Group will either designate the debt as fair value through profit or loss when certain criteria are met or as the hedged item under a fair value hedge.

If the debt instrument is designated as fair value through profit or loss, the debt is initially measured at fair value (with direct transaction costs being included in profit as an expense) and is remeasured to fair value at each reporting date with changes in carrying value being recognised in profit (along with changes in the fair value of the related derivative), with the exception of changes in the fair value of the debt instrument relating to own credit risk which are recorded in Other comprehensive income in accordance with IFRS 9. Such a designation has been made where this significantly reduces an accounting mismatch which would result from recognising gains and losses on different bases.

If the debt is designated as the hedged item under a fair value hedge, the debt is initially measured at fair value (with direct transaction costs being amortised over the life of the debt) and is remeasured for fair value changes in respect of the hedged risk at each reporting date with changes in carrying value being recognised in profit (along with changes in the fair value of the related derivative).

If the debt is designated in a cash flow hedge, the debt is measured at amortised cost (with gains or losses taken to profit and direct transaction costs being amortised over the life of the debt). The related derivative is remeasured for fair value changes at each reporting date with the portion of the gain or loss on the derivative that is determined to be an effective hedge recognised in Other comprehensive income. The amounts that have been recognised in Other comprehensive income are reclassified to profit in the same period that the hedged forecast cash flows affect profit.

Other interest-bearing loans are initially measured at fair value (with direct transaction costs being amortised over the life of the loan) and are subsequently measured at amortised cost using the effective interest rate method at each reporting date. Changes in carrying value are recognised in profit.

Derivatives

Derivatives

Derivatives are initially measured at fair value (with direct transaction costs being included in profit as an expense) and are subsequently remeasured to fair value at each reporting date. Changes in carrying value are recognised in profit.

Foreign currencies

Foreign currencies

Foreign currency transactions, being transactions denominated in a currency other than an individual Group entity’s functional currency, are translated into the relevant functional currencies of individual Group entities at average rates for the relevant monthly accounting periods, which approximate to actual rates.

Monetary assets and liabilities arising from foreign currency transactions are retranslated at exchange rates prevailing at the reporting date. Exchange gains and losses on loans and on short-term foreign currency borrowings and deposits are included within Finance expense. Exchange differences on all other foreign currency transactions are recognised in Operating profit in the individual Group entity’s accounting records.

Non-monetary items arising from foreign currency transactions are not retranslated in the individual Group entity’s accounting records.

In the Consolidated Financial Statements, income and expense items for Group entities with a functional currency other than US dollars are translated into US dollars at average exchange rates, which approximate to actual rates, for the relevant accounting periods. Assets and liabilities are translated at the US dollar exchange rates prevailing at the reporting date. Exchange differences arising on consolidation are recognised in Other comprehensive income.

If certain criteria are met, non-US dollar denominated loans or derivatives are designated as net investment hedges of foreign operations. Exchange differences arising on retranslation of net investments, and of foreign currency loans which are designated in an effective net investment hedge relationship, are recognised in Other comprehensive income in the Consolidated Financial Statements. Foreign exchange derivatives hedging net investments in foreign operations are carried at fair value. Effective fair value movements are recognised in Other comprehensive income, with any ineffectiveness taken to profit. Gains and losses accumulated in the translation reserve will be recycled to profit when the foreign operation is sold.

Litigation and environmental liabilities

Litigation and environmental liabilities

AstraZeneca is involved in legal disputes, the settlement of which may involve cost to the Group. Provision is made where an adverse outcome is probable and associated costs, including related legal costs, can be estimated reliably. In other cases, appropriate disclosures are included.

Where it is considered that the Group is more likely than not to prevail, or in the rare circumstances where the amount of the legal liability cannot be estimated reliably, legal costs involved in defending the claim are charged to profit as they are incurred.

Where it is considered that the Group has a valid contract which provides the right to reimbursement (from insurance or otherwise) of legal costs and/or all or part of any loss incurred or for which a provision has been established, the best estimate of the amount expected to be received is recognised as an asset only when it is virtually certain.

AstraZeneca is exposed to environmental liabilities relating to its past operations, principally in respect of soil and groundwater remediation costs. Provisions for these costs are made when there is a present obligation and where it is probable that expenditure on remedial work will be required and a reliable estimate can be made of the cost. Provisions are discounted where the effect is material.

Impairment

Impairment

The carrying values of non-financial assets, other than inventories and deferred tax assets, are reviewed at least annually to determine whether there is any indication of impairment. For goodwill, intangible assets under development and for any other assets where such indication exists, the asset’s recoverable amount is estimated based on the greater of its value in use and its fair value less cost to sell. In assessing the recoverable amount, the estimated future cash flows, adjusted for the risks specific to each asset, are discounted to their present value using a discount rate that reflects current market assessments of the time value of money, the general risks affecting the pharmaceutical industry and other risks specific to each asset. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash flows of other assets. Impairment losses are recognised immediately in profit.

International accounting transition

International accounting transition

On transition to using adopted IFRSs in the year ended 31 December 2005, the Group took advantage of several optional exemptions available in IFRS 1 ‘First-time Adoption of International Financial Reporting Standards’. The major impacts which are of continuing importance are detailed below:

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Business combinations – IFRS 3 ‘Business Combinations’ has been applied from 1 January 2003, the date of transition, rather than being applied fully retrospectively. As a result, the combination of Astra and Zeneca is still accounted for as a merger, rather than through purchase accounting. If purchase accounting had been adopted, Zeneca would have been deemed to have acquired Astra.

>	Cumulative exchange differences – the Group chose to set the cumulative exchange difference reserve at 1 January 2003 to nil.

Liquidity risk

Liquidity risk

The Board reviews the Group’s ongoing liquidity risks annually as part of the planning process and on an ad hoc basis. The Board considers short‑term requirements against available sources of funding, taking into account forecast cash flows. The Group manages liquidity risk by maintaining access to a number of sources of funding which are sufficient to meet anticipated funding requirements. Specifically, the Group uses US commercial paper, committed bank facilities and cash resources to manage short-term liquidity and manages long-term liquidity by raising funds through the capital markets. The Group is assigned short-term credit ratings of P‑2 by Moody’s and A‑2 by Standard and Poor’s. The Group’s long-term credit rating is A3 negative outlook by Moody’s and BBB+ stable outlook by Standard and Poor’s.

Interest rate risk

Interest rate risk

The Group maintains a mix of fixed and floating rate debt. The portion of fixed rate debt was approved by the Board and any variation requires Board approval.

A significant portion of the long-term debt is held at fixed rates of interest. The Group uses interest rate swaps and forward rate agreements to manage this mix. During the year the Group issued $2.0bn of bonds maturing in 2022 and 2027 to refinance the $1.75bn 5.9% 2017 bond and for general corporate purposes.

Foreign currency risk	Foreign currency risk The US dollar is the Group’s most significant currency. As a consequence, the Group results are presented in US dollars and exposures are managed against US dollars accordingly.
Credit risk

Credit risk

The Group is exposed to credit risk on financial assets, such as cash balances (including fixed deposits and Cash and cash equivalents), derivative instruments, Trade and other receivables. The Group is also exposed in its Net asset position to its own credit risk in respect of the 2023 debentures which are accounted for at fair value through profit or loss. Under IFRS 9, the Group records the effect of the losses and gains, arising from own credit risk, on the fair value of bonds designated at fair value through profit or loss in Other comprehensive income.

Trade and other receivables

Trade receivable exposures are managed locally in the operating units where they arise and credit limits are set as deemed appropriate for the customer. The Group is exposed to customers ranging from government-backed agencies and large private wholesalers to privately owned pharmacies, and the underlying local economic and sovereign risks vary throughout the world. Where appropriate, the Group endeavours to minimise risks by the use of trade finance instruments such as letters of credit and insurance. The Group establishes an allowance for impairment that represents its estimate of incurred losses in respect of specific Trade and other receivables where it is deemed that a receivable may not be recoverable. When the debt is deemed irrecoverable, the allowance account is written off against the underlying receivable.

Other financial assets

Other financial assets

The Group may hold significant cash balances as part of its normal operations, with the amount of cash held at any point reflecting the level of cash flow generated by the business and the timing of the use of that cash. The majority of excess cash is centralised within the Group treasury entity and is subject to counterparty risk on the principal invested. This risk is mitigated through a policy of prioritising security and liquidity over return, and as such cash is only invested in high credit quality investments. Counterparty limits are set according to the assessed risk of each counterparty and exposures are monitored against these limits on a regular basis. The majority of the Group's cash is invested in US dollar AAA-rated liquidity funds, fully collateralised repurchase agreements and short-term bank deposits.

Applicable accounting standards and interpretations issued but not yet adopted

Applicable accounting standards and interpretations issued but not yet adopted

IFRS 9 ‘Financial Instruments’ is effective for accounting periods beginning on or after 1 January 2018 and will replace existing accounting standards. It is applicable to financial assets and liabilities, and will introduce changes to existing accounting concerning classification and measurement, impairment (introducing an expected-loss method), hedge accounting, and on the treatment of gains arising from the impact of own credit risk on the measurement of liabilities held at fair value. The standard was endorsed by the EU on 22 November 2016. The Group early adopted the treatment of fair value changes arising from changes in own credit risk from 1 January 2017 and will adopt the remainder of the standard from 1 January 2018. The principal impact will be that equity investments currently classified as available for sale will be re-categorised on initial application and the Group will elect to record fair value movements on certain non-current equity investments in Other comprehensive income. Fair value movements on other equity investments will be recorded in profit. The other changes introduced will have an insignificant impact on the Group. In particular, given the general quality and short-term nature of our trade receivables, there will be no material impact on the introduction of an expected-loss impairment method and, following a review of our existing hedging arrangements, these have been assessed as compliant with the new rules.

IFRS 15 ‘Revenue from Contracts with Customers’ is effective for accounting periods beginning on or after 1 January 2018 and will replace existing accounting standards. It provides enhanced detail on the principle of recognising revenue to reflect the transfer of goods and services to customers at a value which the Company expects to be entitled to receive. The standard also updates revenue disclosure requirements. The standard was endorsed by the EU on 22 September 2016. The Group will retrospectively apply the standard from 1 January 2018 recognising the cumulative effect of initially applying the standard as an adjustment to the opening balance of retained earnings.

The standard will not have a material impact on our revenue streams from the supply of goods and associated rebates and returns provisions. The timing of the recognition of product sales and the basis for our estimates of sales deductions under IAS 18 are consistent with those to be adopted under IFRS 15.

Our present accounting for externalisation transactions under IAS 18 includes an analysis of the performance obligations under the arrangement and upfront revenue recognition requires the transfer of substantive rights, for example a licence to use our intellectual property and an appropriate allocation of revenue to the remaining performance obligations. While the basis for such allocation is different in IFRS 15, the impact of the adoption of the new standard on our historical allocations is not material. The licences we grant are typically rights to use our intellectual property, which does not change during the period of the licence. Those licences are generally unique and therefore the basis of allocation of revenue to performance obligations makes use of the residual approach as permitted by IFRS 15. The related sales milestones and royalties to these licences qualify for the royalty exemption available under IFRS 15 and will continue to be recognised as the underlying sales are made. Furthermore, there is no material change to the assessment of whether the performance obligations are distinct from applying the new standard.

IFRS 16 ‘Leases’ is effective for accounting periods beginning on or after 1 January 2019 and will replace IAS 17 ‘Leases’. It will eliminate the classification of leases as either operating leases or finance leases and, instead, introduce a single lessee accounting model. The standard was endorsed by the EU on 31 October 2017. The adoption of IFRS 16 will result in the Group recognising lease liabilities, and corresponding ‘right to use’ assets, for agreements that are currently classified as operating leases. See Note 29 for further details on operating leases currently held.

In addition, the following amendments and interpretations have been issued:

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Amendments to IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associate or Joint Venture. The IASB has deferred these amendments until a date to be determined by the IASB.

>	Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions, effective for periods beginning on or after 1 January 2018.
>	IFRIC 22 ‘Foreign Currency Transactions and Advance Consideration’, effective for periods beginning on or after 1 January 2018.
>	IFRIC 23 ‘Uncertainty over Income Tax Treatments’, effective for periods beginning on or after 1 January 2019.

The above amendments and interpretations are not expected to have a significant impact on the Group’s net results, net assets or disclosures although the impact of IFRIC 23 will be subject to further assessment in 2018. The amendments have yet to be endorsed by the EU.